November 2, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Hillview Investment Trust II (the "Registrant")
         File Nos. 333-34806 and 811-09901
         ---------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of Registration C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectuses dated October 28, 2004 and Statement of Additional Information dated October 28, 2004 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent post-effective amendment and (2) the text of the most recent post-effective amendment has been filed electronically (accession number 0000950159-04-000934).


Very truly yours,

/s/Joseph A. Bracken
--------------------
Joseph A. Bracken
Treasurer of the Registrant



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